Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	$ 18,162	$ 13,060	$ 35,122	$ 26,105	$ 64,473	$ 54,059
Cost of sales	8,605	7,652	16,110	15,300	34,702	23,474
Gross profit	9,557	5,408	19,012	10,805	29,771	30,585
Operating expenses:
Selling, general, and administrative expense	5,758	6,372	14,368	12,209	25,776	22,957
Research and development	1,911	1,584	3,555	3,022	6,609	6,919
Total operating expenses	7,669	7,956	17,923	15,231	32,385	29,876
Operating income (loss)	1,888	(2,548)	1,089	(4,426)	(2,614)	709
Other income (expense):
Interest expense	(26)	(155)	(161)	(275)	(693)	(277)
Other income (expense), net	(1,761)	271	(414)	(418)	(3,890)	572
Total other income (expense)	(1,787)	116	(575)	(693)	(4,583)	295
Income (loss) before income taxes	101	(2,432)	514	(5,119)	(7,197)	1,004
Income tax expense	335	52	1,058	278	1,246	2,018
Net loss	$ (234)	$ (2,484)	$ (544)	$ (5,397)	$ (8,443)	$ (1,014)
Net loss per share, basic	$ (0.01)	$ (0.10)	$ (0.02)	$ (0.22)	$ (0.32)	$ (0.04)
Net loss per share, diluted	$ (0.01)	$ (0.10)	$ (0.02)	$ (0.22)	$ (0.32)	$ (0.04)
Weighted-average shares outstanding, basic	34,544,935	25,000,000	34,544,935	25,000,000	26,382,190	25,000,000
Weighted-average shares outstanding, diluted	34,544,935	25,000,000	34,544,935	25,000,000	26,382,190	25,000,000